Document and Entity Information (CNY)	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	YOUKU INC.
Entity Central Index Key	0001442596
Document Type	20-F
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	0
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Class A Ordinary Shares
Entity Common Stock, Shares Outstanding	1,395,435,339
Class B Ordinary Shares
Entity Common Stock, Shares Outstanding	659,561,893